Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable
Summary of accounts receivable

	December 31,
	2013	2014
	RMB	RMB	US$

Accounts receivable	4,510,727	4,319,541	696,184
Less: Allowance for doubtful accounts	(286,997)	(250,514)	(40,376)
Total accounts receivable, net	4,223,730	4,069,027	655,808

Schedule of the movement of the allowance for doubtful accounts

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Beginning balance	(343,306)	(287,351)	(286,997)	(46,256)
Additions	(73,962)	(20,063)	(228,835)	(36,882)
Reversal of allowance for doubtful accounts	5,401	16,998	59,464	9,584
Write-off of accounts receivable	124,516	3,419	205,854	33,178
Ending balance	(287,351)	(286,997)	(250,514)	(40,376)